SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)						3 Months Ended		12 Months Ended
	Feb. 16, 2024	Aug. 18, 2023	Feb. 13, 2023	Jul. 29, 2022	Sep. 13, 2018	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Product Information [Line Items]
Cash equivalents						$ 0		$ 0	$ 0
Cash and marketable securities held in trust account						54,506,397		83,523,112	208,932,880
Deferred offering costs						582,540		582,540
Adjustments to additional paid in capital, fair value						268,617		268,617
Underwriter discount						8,499,949		8,499,949
Temporary equity						54,506,397		83,523,112	208,932,880
Unrecognized tax benefits						0		0	0
Accrued interest and penalties						0		0	0
Federal depository insurance						250,000		250,000
Net loss						(590,103)	$ (998,238)	(3,147,500)	1,111,964
Net cash used in operating activities						275,757	129,918	552,958	756,716
Net cash provided by investing activities						29,965,815	108,729,854	130,584,975	(2,999,982)
Net cash used in financing activities						29,724,109	108,729,854	130,259,975	(2,999,982)
Net cash provided by investing activities						(29,965,815)	(108,729,854)	(130,584,975)	2,999,982
Seamless Group Inc. [Member]
Product Information [Line Items]
Temporary equity						2,957,948		2,957,948	2,957,948	[1]
Cash						46,800,000		48,500,000
Working capital deficit						71,900,000		70,500,000
Net capital deficit						38,400,000		36,200,000
Net loss						2,631,928	3,339,807	14,417,786	15,725,713	[2]
Net cash used in operating activities						220,972	9,590,377	15,286,494	(8,681,916)	[2]
Net cash provided by investing activities						(11,443)	(82,306)	1,444,823	(732,332)	[2]
Net cash used in financing activities						(470,451)	8,718	1,197,648	5,767,020	[2]
Accounts Receivable, Allowance for Credit Loss								187,462	117,195
Advertising and promotion costs								784,818	618,661
Outstanding balance of convertible bond								10,000,000	10,000,000
Fair value of awards granted						$ 32,790,450		$ 32,790,450
Shares forfeited						305,947		77,261
Safeguarding assets						$ 2,378,432		$ 1,983,116	5,787,354
Safeguarding liabilities						2,378,432		1,983,116	5,787,354
Other assets								2,000,000.0	5,800,000
Net cash provided by investing activities						11,443	82,306	$ (1,444,823)	$ 732,332	[2]
Proceeds from borrowings						500,000
Seamless Group Inc. [Member] | 2018 Equity Incentive Plan [Member]
Product Information [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period					2,591,543
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross					978,397
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted Average Exercise Price					$ 12.87
Seamless Group Inc. [Member] | 2022 Equity Incentive Plan [Member]
Product Information [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Other				5,803,000
Seamless Group Inc. [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration Risk, Percentage								53.00%	71.00%
Seamless Group Inc. [Member] | Convertible Debt Securities [Member]
Product Information [Line Items]
Convertible shares								1,532,798	1,532,798
Seamless Group Inc. [Member] | Convertible Bond [Member]
Product Information [Line Items]
Outstanding balance of convertible bond								$ 10,000,000	$ 10,000,000
Seamless Group Inc. [Member] | Computer Software, Intangible Asset [Member]
Product Information [Line Items]
Intangible assets amortized period								5 years
Seamless Group Inc. [Member] | Developed Technology Rights [Member]
Product Information [Line Items]
Intangible assets amortized period								7 years
Seamless Group Inc. [Member] | Trademarks and Trade Names [Member]
Product Information [Line Items]
Intangible assets amortized period								10 years
Common Class A [Member]
Product Information [Line Items]
Stock Redeemed or Called During Period, Value	$ 30,260,000	$ 23,800,000	$ 109,310,000			54,506,397
Net loss						$ 301,466	$ 712,719	$ 2,003,234	$ (860,883)

[1]	Periods presented have been adjusted. Additional information regarding the adjustment may be found in Note 3 – Restatement of Previously Issued Financial Statements, included elsewhere in the notes to the financial statements.
[2]	Periods presented have been adjusted. Additional information regarding the adjustment may be found in Note 3 – Restatement of Previously Issued Financial Statements, included elsewhere in the notes to the financial statements.